Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 212.2	€ 610.2
Cash flows	(40.1)	(59.1)
New leases and disposals	50.5	67.4
Reclassifi-cation	0.0	0.0
Other	(3.6)	(406.3)
Ending balance	219.0	212.2
Current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	36.0	27.9
Cash flows	(40.3)	(41.1)
New leases and disposals	(0.6)	14.8
Reclassifi-cation	34.1	33.3
Other	(1.1)	1.1
Ending balance	28.1	36.0
Non-current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	174.1	153.7
Cash flows	0.0	0.0
New leases and disposals	51.1	52.6
Reclassifi-cation	(34.1)	(33.3)
Other	(2.5)	1.1
Ending balance	188.6	174.1
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2.1	119.9
Cash flows	0.2	(18.0)
New leases and disposals	0.0	0.0
Reclassifi-cation	0.0	0.0
Other	0.0	(99.8)
Ending balance	2.3	2.1
Convertible note – embedded derivative
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 0.0	308.7
Cash flows		0.0
New leases and disposals		0.0
Reclassifi-cation		0.0
Other		(308.7)
Ending balance		€ 0.0